LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025
Analyzed into:
Current portion	$ 11.2		$ 7.4
Non-current portion	112.1		87.2
Janssen
Analyzed into:
Carrying amount at March 31, 2026		$ 30.6
Lease liabilities
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Carrying amount at January 1, 2026	94.6
Additions	30.7
Accretion of interest recognized during the period	0.9
Payments	(2.3)
Exchange realignment	(0.6)
Carrying amount at March 31, 2026	123.3
Analyzed into:
Current portion	11.2
Non-current portion	112.1
Carrying amount at March 31, 2026	$ 123.3		$ 94.6